Debt - Schedule of Notes Payable Repayment Requirements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Payable Repayment Requirements [Abstract]
Remainder of 2025	$ 2,957,649
2026	1,203,521	$ 3,416,965
2027	872,072	1,203,521
2028	909,759	872,072
2029	950,587	909,759
Thereafter	4,630,233	4,630,233
Total	$ 11,523,821	$ 11,983,137